Basis of preparation and significant accounting policies (Details Narrative) $ / shares in Units, € in Thousands, £ in Millions										1 Months Ended	6 Months Ended			12 Months Ended
		Aug. 11, 2025 EUR (€)	Aug. 05, 2025 USD ($) shares	Jul. 25, 2025 USD ($)	Jul. 23, 2025 shares	Jul. 22, 2025 USD ($) $ / shares shares	Jul. 10, 2025 $ / shares shares	May 22, 2025 USD ($)	Aug. 21, 2023 USD ($)	Apr. 30, 2025 GBP (£)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Jul. 28, 2025 USD ($)	Jul. 22, 2025 EUR (€) shares	Jul. 17, 2025 EUR (€)	Jun. 30, 2025 EUR (€) shares	May 16, 2025 USD ($)	Apr. 09, 2025 EUR (€)	Apr. 09, 2025 GBP (£)	Mar. 31, 2025 USD ($) shares	Mar. 03, 2025 USD ($)	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 13, 2025 USD ($) shares	Dec. 31, 2024 EUR (€) shares	Jan. 03, 2022 shares
IfrsStatementLineItems [Line Items]
Equity offering value | €																			€ 3								€ 3
Net proceeds									$ 2,000,000			€ 1,700
Proceeds from shares | €												253	€ 5,942
Minimum bid price per share | $ / shares																									$ 1.00
Joint venture revenue | €		€ 600
Revenue | €												6,931
Expected increases in sales | €												€ 3,500
Al shola gas [member]
IfrsStatementLineItems [Line Items]
Revenue								$ 2,700,000			$ 1,200,000
Annual recurring revenue								$ 900,000
Target [member]
IfrsStatementLineItems [Line Items]
Total consideration value																					€ 57,000	£ 50.0
Revenue | £										£ 42.0
Net income | £										£ 6.8
Subsequent events [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares					3,244,660		783,376
Equity offering value																$ 2,064,000.000
Outstanding principal | €																		€ 30,000
Reverse share split							On 10 July 2025, the Company announced a 1-for-35 reverse share split of its Class A ordinary shares, effective 14 July 2025.
Outstanding shares | shares							783,376
Nominal value per share | $ / shares							$ 0.0035
Payments to acquire ownership			$ 40,000
Percentage of shares ownership					50.00%
Anticipated interest percentage		51.00%
Investment | €		€ 500
Fund value | €																	€ 30,000
Subsequent events [member] | Al shola gas [member] | Dubai LPG projects [member]
IfrsStatementLineItems [Line Items]
Operating expense				$ 517,000
Subsequent events [member] | Al shola gas [member] | High rise [member]
IfrsStatementLineItems [Line Items]
Operating expense				241,000
Subsequent events [member] | Al shola gas [member] | Mixed use development [member]
IfrsStatementLineItems [Line Items]
Operating expense				$ 232,000
Subsequent events [member] | Stock purchase agreement [member] | Quality industrial corp [member]
IfrsStatementLineItems [Line Items]
Number of shares acquire | shares			2,000,000
Payments to acquire ownership			$ 40,000
Percentage of shares ownership			50.00%
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	[1]																						5,156,437		5,156,437
Number of shares sold | shares																												200,000
Class A ordinary shares [member] | At the market issuance sales agreement [member]
IfrsStatementLineItems [Line Items]
Net proceeds														$ 6,400,000	$ 3,300,000
Number of shares sold | shares															1,103,368												2,345,452
Commissions														$ 200,000	$ 100,000
Equity line of credit agreement [member]
IfrsStatementLineItems [Line Items]
Equity offering value											$ 25,000,000
Commitment shares | shares											486,117								486,117
ATM equity offering program [member]
IfrsStatementLineItems [Line Items]
Equity offering value																				$ 2,064,262
ATM equity offering program [member] | Subsequent events [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares						7,380,985											7,380,985
Equity offering value																$ 4,184,000				$ 2,064,000.000
Net proceeds						$ 1,990,000
Commissions expense						$ 60,000.00
Post split term [member] | Subsequent events [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares						210,894											210,894
Senior convertible notes [member]
IfrsStatementLineItems [Line Items]
Principal amount																							$ 2,600,000	$ 1,300,000	$ 2,600,000
Cash																							$ 2,100,000		$ 2,100,000
Senior convertible notes [member] | Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Principal amount																										$ 1,281,000
Number of shares issued | shares																										2,292,040
January and march 2025 senior convertible notes [member] | Subsequent events [member]
IfrsStatementLineItems [Line Items]
Outstanding principal						$ 2,277,925
Converted shares | shares						492,714											492,714
Conversion price per share | $ / shares						$ 4.65
Number of shares not converted | shares						53,000											53,000
Proceeds from shares						$ 4,300,000

[1]	Unless otherwise stated, all references to shares in this document reflect the pre-stock split amounts and have not been adjusted for the 1-for-35 split.